Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fees and commissions receivable
Payment services	£ 1,030	£ 1,024	£ 967
Credit and debit card fees	676	661	522
Lending and financing	729	701	670
Brokerage	83	93	96
Investment management, trustee and fiduciary services	266	269	280
Underwriting fees	123	120	127
Other	76	47	32
Total	2,983	2,915	2,694	[1]
Fees and commissions payable	(653)	(623)	(574)	[1]
Net fees and commissions	2,330	2,292	2,120	[2]
Operating segment
Fees and commissions receivable
Net fees and commissions	2,330	2,292	2,120
Retail Banking
Fees and commissions receivable
Payment services	324	314	306
Credit and debit card fees	400	401	344
Lending and financing	14	17	13
Brokerage	35	43	48
Investment management, trustee and fiduciary services	2	4	3
Other	4
Total	779	779	714
Fees and commissions payable	(352)	(357)	(337)
Net fees and commissions	427	422	377
Retail Banking | Operating segment
Fees and commissions receivable
Net fees and commissions	427	422	377
Private Banking
Fees and commissions receivable
Payment services	32	25	35
Credit and debit card fees	13	15	10
Lending and financing	5	8	10
Brokerage	6	6	6
Investment management, trustee and fiduciary services	209	219	230
Other	5	3	35
Total	270	276	326
Fees and commissions payable	(21)	(26)	(68)
Net fees and commissions	249	250	258
Private Banking | Operating segment
Fees and commissions receivable
Net fees and commissions	249	250	258
Commercial & Institutional
Fees and commissions receivable
Payment services	671	642	577
Credit and debit card fees	260	227	149
Lending and financing	709	673	643
Brokerage	42	44	42
Investment management, trustee and fiduciary services	45	46	45
Underwriting fees	123	120	127
Other	73	88	109
Total	1,923	1,840	1,692
Fees and commissions payable	(269)	(260)	(252)
Net fees and commissions	1,654	1,580	1,440
Commercial & Institutional | Operating segment
Fees and commissions receivable
Net fees and commissions	1,654	1,580	1,440
Central Items and other
Fees and commissions receivable
Payment services	3	43	49
Credit and debit card fees	3	18	19
Lending and financing	1	3	4
Investment management, trustee and fiduciary services	10		2
Other	(6)	(44)	(112)
Total	11	20	(38)
Fees and commissions payable	£ (11)	20	83
Net fees and commissions		40	45
Central Items and other | Operating segment
Fees and commissions receivable
Net fees and commissions		£ 40	£ 45

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.